Intangible Assets, Net (Details) - Schedule of gross carrying amount and accumulated amortization of separately identifiable intangible assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 52,000	$ 52,000
Accumulated Amortization	(21,083)	(17,617)
Net Carrying Amount	30,917	34,383
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,000	7,000
Accumulated Amortization	(4,083)	(3,617)
Net Carrying Amount	2,917	3,383
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	45,000	45,000
Accumulated Amortization	(17,000)	(14,000)
Net Carrying Amount	$ 28,000	$ 31,000